Shareholder Report, Average Annual Return (Details)	3 Months Ended
Dec. 31, 2025
Golden Eagle Dynamic Hypergrowth ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.19%)
S&P® 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.16%